Convertible Senior Notes (Tables)	9 Months Ended
Sep. 30, 2021
Debt Disclosure [Abstract]
Schedule of convertible senior notes
Principal amount of Notes	$50,000
Unamortized debt issuance costs	(309)
Net carrying amount	$49,691